BUSINESS COMBINATIONS - Outstanding Balances Of Financial Liabilities Related To Acquisitions (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Other current financial liabilities	[1]	$ 9,347	$ 10,664
Other non-current financial liabilities		3,418	18,574
Financial liabilities related to business combinations		9,335	10,664
Huddle Group
Disclosure of financial liabilities [line items]
Other current financial liabilities		0	110
Other non-current financial liabilities		0	0
Clarice
Disclosure of financial liabilities [line items]
Other current financial liabilities		3,127	3,119
Other non-current financial liabilities		1,527	4,497
Clarice, Subscription Agreement
Disclosure of financial liabilities [line items]
Other current financial liabilities		400	800
Other non-current financial liabilities		0	0
Dynaflows S.A.
Disclosure of financial liabilities [line items]
Other current financial liabilities		0	0
Other non-current financial liabilities		0	2,797
WAE
Disclosure of financial liabilities [line items]
Other current financial liabilities		0	924
Other non-current financial liabilities		0	0
L4 Mobile LLC
Disclosure of financial liabilities [line items]
Other current financial liabilities		0	1,845
Other non-current financial liabilities		0	1,803
Ratio
Disclosure of financial liabilities [line items]
Other current financial liabilities		1,992	1,666
Other non-current financial liabilities		851	2,216
PointSource
Disclosure of financial liabilities [line items]
Other current financial liabilities		746	2,200
Other non-current financial liabilities		1,040	7,261
Small Footprint S.R.L.
Disclosure of financial liabilities [line items]
Other current financial liabilities		3,070	0
Other non-current financial liabilities		$ 0	$ 0

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).